Risk management, derivative instruments and concentrations of risk (Tables)	6 Months Ended
Jun. 30, 2022
Risk management, derivative instruments and concentrations of risk
Schedule of interest rate swap agreements

As of June 30, 2022, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$56,994	$360	Sep 2026	2.800%
$385 million facility swaps (2)	LIBOR	$49,738	$157	Jan 2026	2.941%
$385 million facility swaps (2)	LIBOR	$49,738	$297	Oct 2025	2.838%
$385 million facility swaps (2)	LIBOR	$49,738	$446	Jan 2026	2.735%
$385 million facility swaps (2)	LIBOR	$49,738	$541	Jan 2026	2.650%
1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly from the effective date of the interest rate swaps.

Schedule of fair value of derivative instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets. All derivatives are designated as cash flow hedging instruments.

Fair value of derivative instruments

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of June 30, 2022
Interest rate swaps	$563	$1,238	$—	$—
As of December 31, 2021
Interest rate swaps	$—	$—	$(5,239)	$(7,631)

Schedule of effect of cash flow hedge accounting on the consolidated statement of income

The following effects of cash flow hedges relating to interest rate swaps are included in interest expense and income tax expense in the consolidated statements of income which are the same lines as the earnings effects of the hedged item for the three and six months ended June 30, 2022 and 2021.

Effect of cash flow hedge accounting on the consolidated statement of income

	Three months ended		Six months ended
	June 30, 2022		June 30, 2022
	Interest	Income tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit (expense)	expense	benefit (expense)
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(1,522)	$—	$(3,387)	$—
Amortization of amount excluded from hedge effectiveness	135	—	291	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	30	(512)	(93)
Total gains (losses) on derivative instruments	$(1,643)	$30	$(3,608)	$(93)

	Three months ended		Six months ended
	June 30, 2021		June 30, 2021
	Interest	Income tax	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit (expense)	expense	benefit (expense)
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(2,378)	$—	$(4,490)	$—
Amortization of amount excluded from hedge effectiveness	199	—	410	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	44	(512)	117
Total gains (losses) on derivative instruments	$(2,435)	$44	$(4,592)	$117

Schedule of effect of cash flow hedge accounting on accumulated OCI and earnings

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income, changes in accumulated other comprehensive income (“OCI”) and on earnings is as follows as of and for the period ended June 30, 2022.

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accumulated other comprehensive income			Earnings
	Before tax	Tax	Accumulated		Tax
	gains	benefit	OCI:	Interest	benefit
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	expense	(expense)
Accumulated OCI as of December 31, 2021	$(15,426)	(273)	$(15,699)
Effective portion of unrealized loss on cash flow hedge	10,993	—	10,993
Reclassification from accumulated other comprehensive income included in hedge effectiveness	3,387	—	3,387	(3,387)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	512	93	605	(512)	(93)
Other comprehensive income for period	14,892	93	14,985
Reclassification from accumulated other comprehensive income included in hedge effectiveness of joint ventures	5,322	—	5,322
Total other comprehensive income for period	20,214	93	20,307
Accumulated OCI as of June 30, 2022	$4,788	(180)	$4,608
Gain (loss) reclassified to earnings				$(3,899)	$(93)

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income, changes in accumulated other comprehensive income (“OCI”) and on earnings is as follows as of and for the period ended December 31, 2021.

Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings

	Cash Flow Hedge
	Accumulated other comprehensive income			Earnings
	Before tax	Tax	Accumulated		Tax
	gains	benefit	OCI:	Interest	benefit
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	expense	(expense)
Accumulated OCI as of December 31, 2020	$(29,486)	(86)	$(29,572)
Effective portion of unrealized loss on cash flow hedge	2,365	—	2,365
Reclassification from accumulated other comprehensive income included in hedge effectiveness	4,490	—	4,490	(4,490)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	512	(117)	395	(512)	106
Other comprehensive income for period	7,367	(117)	7,250
Accumulated OCI as of June 30, 2021	$(22,119)	(203)	$(22,322)
As of June 30, 2021	$(22,119)	(203)	$(22,322)
Gain (loss) reclassified to earnings				$(5,002)	$106
Other comprehensive income for the period from July 1, 2021 to December 31, 2021	6,512	(70)	6,442
Reclassification from accumulated other comprehensive income included in hedge effectiveness of joint ventures for the period from July 1, 2021 to December 31, 2021	181	—	181
Accumulated OCI as of December 31, 2021	$(15,426)	(273)	$(15,699)